Contracted concessional, PP&E and other intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,322,801		$ 7,483,259
Impairment loss on contracted concessional financial assets	0	$ 0
Impairment provision based on expected credit losses on contracted concessional financial assets	1,000	$ 13,000
Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	742,595		748,613
Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,717		2,787
Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	5,734,065		5,887,465
Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	97,978		82,860
Property Plant And Equipment Under IAS 16 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	745,446		761,534
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	10,906,649		10,862,982
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	813,191		818,170
Cost [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,717		2,787
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	9,005,370		8,976,243
Cost [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	129,109		109,176
Cost [Member] | Property Plant And Equipment Under IAS 16 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	956,262		956,606
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,583,848)		(3,379,723)
Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(70,596)		(69,557)
Amortization and Impairment [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	0		0
Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,271,305)		(3,088,778)
Amortization and Impairment [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(31,131)		(26,316)
Amortization and Impairment [Member] | Property Plant And Equipment Under IAS 16 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ (210,816)		$ (195,072)